Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024
Operating revenues:
Loss of hire insurance recoveries (Note 5)	$ 607	$ 78	$ 607		$ 78
Other income	533	554	1,105		1,109
Total revenues	87,060	74,420	171,089		151,052
Gain from disposals of assets			1,342
Operating expenses:
Vessel operating expenses	33,005	26,952	63,614		52,861
Voyage expenses and commission	944	584	1,711		2,219
Depreciation	29,372	27,748	58,135		55,490
Impairment	0	16,384			16,384
General and administrative expenses	1,555	1,426	3,351		3,063
Total operating expenses	64,876	73,094	126,811		130,017
Operating income (loss)	22,184	1,326	45,620		21,035
Finance income (expense):
Interest income	903	897	1,651		1,725
Interest expense (Note 6)	(15,316)	(16,863)	(30,218)		(34,328)
Other finance income (expense) (Note 6)	(199)	177	(351)		(92)
Realized and unrealized gain (loss) on derivative instruments (Note 7)	(370)	1,797	(1,714)		6,799
Net gain (loss) on foreign currency transactions	(267)	28	107		(198)
Total finance expense	(15,249)	(13,964)	(30,525)		(26,094)
Income (loss) before income taxes	6,935	(12,638)	15,095		(5,059)
Income tax benefit (expense)	(125)	(213)	(704)		(354)
Net income (loss)	6,810	(12,851)	14,391	[1]	(5,413)	[1]
Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
General Partner's interest in net income (loss)	95	(269)	203		(163)
Limited Partners' interest in net income (loss)	$ 5,015	$ (14,282)	$ 10,788		$ (8,650)
Earnings per unit (Basic):
General Partner unit (basic) (in dollars per share)	$ 0.15	$ (0.42)	$ 0.32		$ (0.25)
Earnings per unit (Diluted):
General Partner unit (basic) (in dollars per share)	0.15	(0.42)	0.32		(0.25)
Common units
Earnings per unit (Basic):
Common unit (basic) (in dollars per share)	0.15	(0.42)	0.32		(0.25)
Earnings per unit (Diluted):
Common unit (diluted) (in dollars per share)	$ 0.15	$ (0.42)	$ 0.32		$ (0.25)
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers	$ 85,920	$ 73,437	$ 168,911		$ 146,799
Voyage revenues
Operating revenues:
Revenue from contract with customers		$ 351	$ 466		$ 3,066

[1]	Included in net income (loss) is interest paid amounting to $29.5 million and $33.6 million for the six months ended June 30, 2025 and 2024, respectively.